Summary of Significant Accounting Policies - Schedule of Entities (Table) (Details)	12 Months Ended
Dec. 31, 2015
Libra Shipping Enterprises Corporation
Entity Information [Line Items]
Vessel name	Navios Libra II
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Alegria Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Alegria
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Felicity Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Felicity
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Gemini Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Gemini S
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Galaxy Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Galaxy I
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Aurora Shipping Enterprises Ltd.
Entity Information [Line Items]
Vessel name	Navios Hope
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Palermo Shipping S.A.
Entity Information [Line Items]
Vessel name	Navios Apollon
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Fantastiks Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Fantastiks
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Sagittarius Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Sagittarius
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Hyperion Enterprises Inc.
Entity Information [Line Items]
Vessel name	Navios Hyperion
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Chilali Corp.
Entity Information [Line Items]
Vessel name	Navios Aurora II
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Surf Maritime Co.
Entity Information [Line Items]
Vessel name	Navios Pollux
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Pandora Marine Inc.
Entity Information [Line Items]
Vessel name	Navios Melodia
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Customized Development S.A.
Entity Information [Line Items]
Vessel name	Navios Fulvia
Country of incorporation	Liberia
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Kohylia Shipmanagement S.A.
Entity Information [Line Items]
Vessel name	Navios Luz
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Orbiter Shipping Corp.
Entity Information [Line Items]
Vessel name	Navios Orbiter
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Floral Marine Ltd.
Entity Information [Line Items]
Vessel name	Navios Buena Ventura
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Golem Navigation Limited
Entity Information [Line Items]
Vessel name	Navios Soleil
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Kymata Shipping Co.
Entity Information [Line Items]
Vessel name	Navios Helios
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Joy Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Joy
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	9/11 - 12/31
Micaela Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Harmony
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	10/11 - 12/31
Pearl Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Sun
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/18 - 12/31
Velvet Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios La Paix
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/07 - 12/31
Rubina Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Hongkong
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	12/4 - 12/31
Topaz Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Singapore
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	12/4 - 12/31
Beryl Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Tokyo
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	12/10 - 12/31
Cheryl Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Shanghai
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	12/13 - 12/31
Christal Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Busan
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	12/16 - 12/31
Fairy Shipping Corporation
Entity Information [Line Items]
Vessel name	YM Utmost
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	8/29 - 12/31
Limestone Shipping Corporation
Entity Information [Line Items]
Vessel name	YM Unity
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	10/28 - 12/31
Dune Shipping Corp.
Entity Information [Line Items]
Vessel name	MSC Cristina
Country of incorporation	Marshall Is.
Statements of income
2015	4/22 - 12/31
Citrine Shipping Corporation
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Prosperity Shipping Corporation | Chartered-in vessels
Entity Information [Line Items]
Vessel name	Navios Prosperity
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 3/05
2014	1/01 - 12/31
2013	1/01 - 12/31
Aldebaran Shipping Corporation | Chartered-in vessels
Entity Information [Line Items]
Vessel name	Navios Aldebaran
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 2/28
2014	1/01 - 12/31
2013	1/01 - 12/31
JTC Shipping and Trading Ltd | Other
Entity Information [Line Items]
Vessel name	Holding Company
Country of incorporation	Malta
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Navios Maritime Partners L.P. | Other
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Navios Maritime Operating LLC | Other
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	1/01 - 12/31
Navios Partners Finance (US) Inc. | Other
Entity Information [Line Items]
Vessel name	Co-Borrower
Country of incorporation	Delaware
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	6/19 - 12/31
Navios Partners Europe Finance Inc. | Other
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
Statements of income
2015	1/01 - 12/31
2014	1/01 - 12/31
2013	6/04 - 12/31